Condensed Statements of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2014 Parent USD ($)	Dec. 31, 2014 Parent CNY	Dec. 31, 2013 Parent CNY	Dec. 31, 2012 Parent CNY
Condensed Statement of Income Captions [Line Items]
Gross profit	$ 125,835		780,752		197,010		95,863		$ 0	0	0	0
General and administrative expenses	(21,141)		(131,174)		(55,925)		(35,633)		(3,008)	(18,662)	(10,515)	(2,651)
Impairment of goodwill							(33,517)					(33,517)
Impairment of intangible assets					(2,613)		(10,910)				(2,613)	(10,910)
Listing expenses							(17,307)					(17,037)
Total operating expenses	(90,796)		(563,354)		(223,786)		(148,276)		(3,008)	(18,662)	(13,128)	(64,115)
Operating loss	35,039		217,398		(26,776)		(52,413)		(3,008)	(18,662)	(13,128)	(64,115)
Interest income	1,328		8,241		3,322		1,474		21	131	246
Equity in profits of subsidiaries and VIEs	(292)		(1,809)						40,047	248,477	14,776	22,337
Other income	844	[1]	5,238	[1]	25,654	[1]	451	[1]	352	2,178		114
Changes in fair value of contingently returnable consideration assets					24,366		27,326				24,366	27,326
Net (loss) income	36,739		227,947		26,763		(14,473)		37,412	232,124	26,260	(14,338)
Accretion of contingently redeemable ordinary shares					(3,174)		(3,023)				(3,174)	(3,023)
Net (loss) income attributable to China Mobile Games and Entertainment Group Limited's ordinary shareholders	37,412		232,124		23,086		(17,361)		37,412	232,124	23,086	(17,361)
Foreign currency translation adjustments	(537)		(3,332)		542		7		(537)	(3,332)	594	7
Unrealized gains on available-for-sale security	77		475		0		0		77	475
Other comprehensive income (loss)	(460)		(2,857)		542		7		(460)	(2,857)	594	7
Comprehensive (loss) income	$ 36,952		229,267		23,680		(17,354)		$ 36,952	229,267	23,680	(17,354)

[1]	Other income from related parties - 12,013 - -